Tax - Balance sheet related (Details 2) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Tax effect of temporary differences
Net operating loss carry-forwards, after allocation of valuation allowances	SFr 2,593	SFr 1,753
Gross deferred tax liabilities	(34)	(41)
Net deferred tax assets	6,246	SFr 6,027
Net deferred tax assets change	219
Tax benefits associated with share-based compensation
Windfall tax benefits/(shortfall tax charge) recorded in additional paid-in capital	SFr (125)